Note 8 - Capital Assets (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Capital Leased Assets, Gross	$ 200,000	$ 300,000
Capital Leases, Income Statement, Amortization Expense	100,000	100,000	100,000
Asset Impairment Charges			$ 417,000